SALES AND MARKETING (Tables)	12 Months Ended
Dec. 31, 2024
Sales And Marketing
SCHEDULE OF MARKETING AND SALES

	Year ended December 31,
	2024	2023	2022
	USD in thousands
Payroll and related expenses	595	1,076	1,318
Exhibitions, conventions, and travel expenses	98	379	302
Consultants	360	416	558
Other	67	68	52
	1,120	1,939	2,230